INCOME TAXES - Summary of Companys Deferred Income Tax Asset (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets		$ 1,753
Total deferred tax liabilities	$ 5,311
Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets		15,699
Total deferred tax liabilities	12,006
Deferred revenue
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets		930
Investments and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	686
Royalty And Stream Acquisitions [Domain]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Royalty, stream and other interests		$ (14,274)
Royalty, stream and other interests	$ (17,649)